Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000086650 | NVIDIA9292943
Holdings [Line Items]
Percent of Total Investments	9.70%
C000086650 | Alphabet9292895
Holdings [Line Items]
Percent of Total Investments	6.80%
C000086650 | Taiwan Semiconductor Manufacturing9293014
Holdings [Line Items]
Percent of Total Investments	6.10%
C000086650 | Amazon.com9292900
Holdings [Line Items]
Percent of Total Investments	5.00%
C000086650 | ASML Holding9293012
Holdings [Line Items]
Percent of Total Investments	4.40%
C000086650 | SK hynix9293002
Holdings [Line Items]
Percent of Total Investments	4.30%
C000086650 | Galderma Group9292980
Holdings [Line Items]
Percent of Total Investments	3.80%
C000086650 | Bloom Energy9292908
Holdings [Line Items]
Percent of Total Investments	3.60%
C000086650 | Netflix9292941
Holdings [Line Items]
Percent of Total Investments	3.40%
C000086650 | MercadoLibre9292938
Holdings [Line Items]
Percent of Total Investments	2.90%
C000086650 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000086650 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000086650 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000086650 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000086650 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000086650 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000086650 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000086650 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000086650 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000086650 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000086650 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000086650 | United States
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000086651 | NVIDIA9292943
Holdings [Line Items]
Percent of Total Investments	9.70%
C000086651 | Alphabet9292895
Holdings [Line Items]
Percent of Total Investments	6.80%
C000086651 | Taiwan Semiconductor Manufacturing9293014
Holdings [Line Items]
Percent of Total Investments	6.10%
C000086651 | Amazon.com9292900
Holdings [Line Items]
Percent of Total Investments	5.00%
C000086651 | ASML Holding9293012
Holdings [Line Items]
Percent of Total Investments	4.40%
C000086651 | SK hynix9293002
Holdings [Line Items]
Percent of Total Investments	4.30%
C000086651 | Galderma Group9292980
Holdings [Line Items]
Percent of Total Investments	3.80%
C000086651 | Bloom Energy9292908
Holdings [Line Items]
Percent of Total Investments	3.60%
C000086651 | Netflix9292941
Holdings [Line Items]
Percent of Total Investments	3.40%
C000086651 | MercadoLibre9292938
Holdings [Line Items]
Percent of Total Investments	2.90%
C000086651 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000086651 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000086651 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000086651 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000086651 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000086651 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000086651 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000086651 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000086651 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000086651 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000086651 | India
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000086651 | United States
Holdings [Line Items]
Percent of Net Asset Value	53.60%